UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2012

Date of reporting period: January 31, 2012

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
January 31, 2012

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class A Shares – OFDAX
Class C Shares – OFDCX
Class I Shares – OFDIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class A Shares – OFMAX
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

Equity markets were flat or up slightly for the six month period ending January 31st, 2012.  During this period, there were large swings in returns: September of 2011 was largely negative, but in October markets posted huge returns.  More recently, volatility has waned and the markets have climbed upwards.  However, the Class A shares of the All Cap Core Fund underperformed the Fund’s benchmarks, returning 0.76% (without the effect of sales charges) while the Russell 3000® Index returned 2.12% and the S&P 500® Index returned 2.71% during the six months ending January 31st, 2012.

During the period, several Consumer Discretionary and Industrial stocks were the worst drags on performance, including Netflix Inc. and RR Donnelley & Sons Co.  Performance was boosted, however, by several over weights to stocks such as Home Depot Inc., Intel Corp. and McDonald’s Corp. which all did very well during the period.

Based on our key factors of high yield, attractive valuation, and high momentum, the Fund was hurt by stock selection in the Consumer Discretionary, Industrials, and Energy sectors. The Fund was helped by stock selection in the Financials, Information Technology and Health Care sectors.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they do not work. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

Enhanced Dividend Fund

World equity markets were down slightly for the six month period ending January 31st, 2012 while U.S. markets were flat or up slightly. During this period, there were large swings in returns: September of 2011 was largely negative, but in October markets posted huge returns.  More recently, volatility has waned and the markets have climbed upwards.  The Class A shares of the Enhanced Dividend Fund underperformed the Russell 1000® Value Index but outperformed the MSCI All Country World Index.  The Fund returned -1.27% (without the effect of sales charges) while the Russell 1000® Value Index returned 1.74% and the MSCI All Country World Index returned -4.80% during the six months ending January 31st, 2012.

During the period, market leading global stocks with high dividend yields – most specifically Telecommunications stocks – did poorly on an absolute and relative basis.  Indeed, our large overweight to Telecommunications stocks was the primary driver of underperformance, as all other sectors combined had a positive impact on performance.  In particular, positions in Deutsche Telekom AG, France Telecom, and Telecom Italia detracted sharply from performance.

Selecting securities based on high yield led to a very substantial overweight in the Telecommunications sector, with an average weight of 36.0% versus an average benchmark weight of just 4.8%.  Although the Telecommunication sector was a weak performer during the period, we believe the sector continues to offer extremely attractive yields relative to other economic sectors.

Based on our historical research back to 1926, large cap, market-leading stocks with high dividend yields have been very strong performers relative to the overall market in the long run. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

Small/Mid Cap Growth Fund

Equity markets were flat or up slightly for the six month period ending January 31st, 2012. During this period, there were large swings in returns: September of 2011 was largely negative, but in October markets posted huge returns.  More recently, volatility has waned and the markets have climbed upwards.  However,  the Class A shares of the Small/Mid Cap Growth Fund underperformed the Fund’s benchmark, returning -10.30% (without the effect of sales charges) while the Russell 2500® Growth Index returned 0.04% during the six months ending January 31st, 2012.

O’Shaughnessy Mutual Funds

During the period, stocks with strong momentum did very poorly, with many stocks reversing previously strong price trends.  This market environment continues to be a very difficult one for high momentum strategies, with many trends losing steam and market leadership changing during short time periods.

Based on our key factors of reasonable valuation, strong earnings growth and strong momentum, the Fund was particularly hurt in the Consumer Discretionary sector, where stock selection was very weak and was responsible for a large part of the Fund’s underperformance relative to the Russell 2500® Growth Index for the period.  In particular, positions in Netflix Inc. and Fossil Inc. dragged on performance.  Both stocks had sharply negative returns during a period when the market was up. The only sectors which contributed positively to performance were Financials – due to a large underweight – and Utilities.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they do not work. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to outperform in the years to come.

Outlook

Thanks to a strong fourth quarter, the S&P 500® Index finished the year almost exactly where it started – and went on to do well in January. However, because of the volatile nature of stock market returns during 2011, there were significant net outflows from equities – more than $118B left U.S. focus equity funds, while $117B came into bond mutual funds.1  Clearly, many investors remain very wary of the stock market. While the price of the S&P 500® Index was unchanged for the year, earnings and cash flows had a very strong year. S&P 500® Index earnings grew 13% during 2011, and dividend growth was even stronger at 16.3%. Even share buybacks were the strongest since 2007. Clearly, the market was not convinced by these strong growth numbers, leaving the market cheaper as of this writing than it was at the beginning of last year. The price/earnings ratio on the S&P 500® Index is 13.2x as of 12/31/2011 – a noticeable drop from 14.9x on 12/31/2010.

Fears about the future of the economy, the national debt and the Euro no doubt influenced investors’ decisions during 2011 and will continue to do so in 2012. We believe that the volatility that has resulted from these fears has played a large role in making stocks cheaper.  Ultimately, stock prices reflect realized earnings and cash flows, so we view the disconnect between earnings and prices as an opportunity to own proven businesses which have had a history of increasing profitability at lower prices. We want to pay as little as possible for earnings and cash flows, and uncertainty often leads to more attractive prices. Of course, taking advantage of these prices is psychologically difficult and much easier said than done.

There are several macro factors which will influence market returns during 2012, most importantly the resolution, or lack thereof, of the fiscal crises in Europe. It is difficult to predict the magnitude of the fallout if debt issues are not resolved or if liquidity in the European markets dries up. We do know that companies around the globe (especially financial firms) have quickly and significantly deleveraged their balance sheets, and we believe governments need to follow suit. Elections around the world could prove very important for the long term prospects of the global economy.

We encourage our investors to treat volatile periods in the coming year as chances to buy quality stocks at lower prices. Our research shows that in the end, it is not the economy or other macro variables that drive stock returns. It is the price you pay for stocks and the long term earnings that those companies deliver to their shareholders.

As always, OSAM continues to believe that the best way to take advantage of cheap prices is to do so with a disciplined, systematic investment approach that does not allow short term market movement to cloud the investment decision making process. We believe that the factors our strategies emphasize such as attractive valuation, strong momentum and high yields offer an excellent way to take advantage of this opportunity.

____________

1 Through December 21, 2011 — The Leuthold Group

O’Shaughnessy Mutual Funds

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. REITS and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of fund holdings.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

Price to earnings (P/E) ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Correlation is a measure of the interdependence of two random variables.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy Funds are distributed by Quasar Distributors, LLC.

O’Shaughnessy Mutual Funds

Expense Example
at January 31, 2012 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/11 – 1/31/12).

Actual Expenses
For each class of each fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% for Class A shares of the All Cap Core Fund and the Enhanced Dividend Fund, 1.44% for Class A shares of the Small/Mid Cap Growth Fund, 1.99% for Class C shares of the All Cap Core Fund and the Enhanced Dividend Fund, 0.99% for Class I shares of the All Cap Core Fund and the Enhanced Dividend Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at January 31, 2012 (Unaudited)

O’Shaughnessy All Cap Core Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/11	1/31/12	(8/1/11 – 1/31/12)
Class A Actual	$1,000.00	$1,007.60	$6.26
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.90	$6.29

Class C Actual	$1,000.00	$1,003.80	$10.02
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,015.13	$10.08

Class I Actual	$1,000.00	$1,008.00	$5.00
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.03

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Enhanced Dividend Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/11	1/31/12	(8/1/11 – 1/31/12)
Class A Actual	$1,000.00	$ 987.30	$ 6.19
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.90	$ 6.29

Class C Actual	$1,000.00	$ 983.90	$ 9.92
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,015.13	$10.08

Class I Actual	$1,000.00	$ 988.30	$ 4.95
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$ 5.03

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/11	1/31/12	(8/1/11 – 1/31/12)
Class A Actual	$1,000.00	$ 897.00	$6.87
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,017.90	$7.30

Class I Actual	$1,000.00	$ 898.80	$5.68
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.15	$6.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.44% and 1.19% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at January 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at January 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at January 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS – 97.18%
	Aerospace & Defense – 4.14%
1,656	Astronics Corp.*	$55,161
1,381	Ceradyne, Inc.*	45,697
737	HEICO Corp.	40,977
3,583	Hexcel Corp.*	89,826
9,036	Lockheed Martin Corp.	743,844
2,633	Northrop Grumman Corp.	152,846
11,023	Raytheon Co.	528,994
966	Triumph Group, Inc.	60,443
		1,717,788
	Auto Components – 0.18%
5,635	The Goodyear Tire & Rubber Co.*	73,255

	Beverages – 4.00%
1,397	Brown-Forman Corp. – Class B	113,450
8,551	The Coca-Cola Co.	577,449
16,365	Coca-Cola Enterprises, Inc.	438,418
8,075	PepsiCo, Inc.	530,285
		1,659,602
	Biotechnology – 0.32%
1,134	Biogen Idec, Inc.*	133,721

	Capital Markets – 0.40%
6,484	INTL. FCStone, Inc.*	166,509

	Chemicals – 0.65%
1,969	A. Schulman, Inc.	48,240
5,005	American Vanguard Corp.	75,225
2,472	Westlake Chemical Corp.	144,488
		267,953
	Commercial Services & Supplies – 1.16%
42,284	R.R. Donnelley & Sons Co.	480,346

	Communications Equipment – 0.49%
2,343	Comtech Telecommunications Corp.	72,305
1,090	InterDigital, Inc.	40,679
3,915	JDS Uniphase Corp.*	49,681
4,424	Telefonaktiebolaget LM Ericsson – ADR	41,010
		203,675
	Computers & Peripherals – 4.42%
1,351	Apple, Inc.*	616,704
43,406	Hewlett-Packard Co.	1,214,500
		1,831,204
	Construction & Engineering – 0.30%
2,503	MasTec, Inc.*	40,774

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Construction & Engineering – 0.30% (Continued)
2,075	URS Corp.*	$85,386
		126,160
	Consumer Finance – 0.93%
2,915	American Express Co.	146,158
8,821	Discover Financial Services	239,755
		385,913
	Diversified Consumer Services – 0.53%
5,185	Lincoln Educational Services Corp.	45,265
2,285	Weight Watchers International, Inc.	173,957
		219,222
	Diversified Telecommunication Services – 3.11%
18,666	AT&T, Inc.	548,967
18,561	IDT Corp. – Class B	163,337
15,274	Verizon Communications, Inc.	575,219
		1,287,523
	Electrical Equipment – 0.36%
1,898	Rockwell Automation, Inc.	147,797

	Electronic Equipment, Instruments & Components – 1.43%
3,228	Corning, Inc.	41,544
1,146	FEI Co.*	50,493
6,915	SYNNEX Corp.*	250,185
3,593	Tech Data Corp.*	186,549
5,343	Vishay Intertechnology, Inc.*	65,612
		594,383
	Energy Equipment & Services – 1.42%
2,012	Baker Hughes, Inc.	98,850
6,990	Halliburton Co.	257,092
10,796	ION Geophysical Corp.*	80,214
2,085	National Oilwell Varco, Inc.	154,248
		590,404
	Food & Staples Retailing – 3.56%
3,622	Ingles Markets, Inc. – Class A	63,131
4,444	Nash Finch Co.	129,809
1,189	Pricesmart, Inc.	79,247
1,401	Sysco Corp.	42,184
17,786	Wal-Mart Stores, Inc.	1,091,349
956	Whole Foods Market, Inc.	70,773
		1,476,493
	Food Products – 1.47%
1,092	Cal-Maine Foods, Inc.	41,452
1,648	ConAgra Foods, Inc.	43,952
3,802	Dean Foods Co.*	40,910
2,958	Fresh Del Monte Produce, Inc.#	72,412

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Food Products – 1.47% (Continued)
848	Green Mountain Coffee Roasters, Inc.*	$45,232
1,399	The Hershey Co.	85,451
14,595	Sara Lee Corp.	279,494
		608,903
	Gas Utilities – 0.87%
3,916	The Laclede Group, Inc.	163,141
4,680	WGL Holdings, Inc.	199,602
		362,743
	Health Care Equipment & Supplies – 0.45%
473	Atrion Corp.	115,596
1,290	Baxter International, Inc.	71,569
		187,165
	Health Care Providers & Services – 2.94%
2,177	Aetna, Inc.	95,135
2,694	AMERIGROUP Corp.*	183,219
1,137	Centene Corp.*	51,392
1,372	Coventry Health Care, Inc.*	41,256
2,909	Humana, Inc.	258,959
1,695	Magellan Health Services, Inc.*	82,750
3,974	Molina Healthcare, Inc.*	121,644
2,342	Owens & Minor, Inc.	71,220
3,417	Triple-S Management Corp. – Class B*#	72,885
2,709	UnitedHealth Group, Inc.	140,299
1,551	WellPoint, Inc.	99,760
		1,218,519
	Hotels, Restaurants & Leisure – 3.01%
1,917	Domino’s Pizza, Inc.*	62,590
1,621	Las Vegas Sands Corp.*	79,607
7,673	McDonald’s Corp.	760,011
1,343	Papa John’s International, Inc.*	52,028
4,012	Red Robin Gourmet Burgers, Inc.*	123,209
1,492	Wynn Resorts Ltd.	171,923
		1,249,368
	Household Durables – 0.33%
991	Garmin Ltd.#	41,325
1,416	Tempur-Pedic International, Inc.*	94,461
		135,786
	Household Products – 2.17%
3,848	Colgate-Palmolive Co.	349,091
8,702	The Procter & Gamble Co.	548,574
		897,665
	Insurance – 4.18%
2,833	American Financial Group, Inc.	103,886
3,949	Assurant, Inc.	156,380

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Insurance – 4.18% (Continued)
14,740	CNO Financial Group, Inc.*	$99,053
2,591	Protective Life Corp.	64,801
9,667	Torchmark Corp.	441,492
14,875	The Travelers Companies, Inc.	867,213
		1,732,825
	Internet & Catalog Retail – 0.38%
294	priceline.com, Inc.*	155,667

	Internet Software & Services – 0.68%
6,529	IAC/InterActiveCorp.	281,204

	IT Services – 5.08%
5,981	Automatic Data Processing, Inc.	327,639
7,295	Cardtronics, Inc.*	186,387
8,527	Fidelity National Information Services, Inc.	243,531
4,435	International Business Machines Corp.	854,181
4,888	Visa, Inc. – Class A	491,928
		2,103,666
	Machinery – 0.57%
1,525	Colfax Corp.*	46,299
502	Joy Global, Inc.	45,526
1,473	Mueller Industries, Inc.	65,121
795	NACCO Industries, Inc.	81,249
		238,195
	Media – 2.86%
5,961	CBS Corp. – Class B	169,769
1,933	DIRECTV – Class A*	87,004
1,575	Viacom, Inc. – Class B	74,088
10,803	The Walt Disney Co.	420,237
1,151	The Washington Post Co. – Class B	435,895
		1,186,993
	Metals & Mining – 0.77%
2,836	Cliffs Natural Resources, Inc.	204,901
1,004	Freeport-McMoRan Copper & Gold, Inc.	46,395
2,561	Olympic Steel, Inc.	66,048
		317,344
	Multi-line Retail – 3.50%
8,726	Big Lots, Inc.*	344,590
5,959	Dollar Tree, Inc.*	505,383
13,069	Kohl’s Corp.	601,043
		1,451,016
	Multi-Utilities – 1.04%
5,209	Ameren Corp.	164,813

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities – 1.04% (Continued)
4,498	Consolidated Edison, Inc.	$265,202
		430,015
	Oil, Gas & Consumable Fuels – 5.86%
1,899	Chesapeake Energy Corp.	40,126
2,630	Chevron Corp.	271,100
705	Cimarex Energy Co.	41,158
4,461	ConocoPhillips	304,285
1,903	CVR Energy, Inc.*	47,461
2,028	Devon Energy Corp.	129,407
9,220	Green Plains Renewable Energy, Inc.*	104,647
3,440	HollyFrontier Corp.	100,930
1,410	Marathon Oil Corp.	44,260
2,999	Occidental Petroleum Corp.	299,210
768	Pioneer Natural Resources Co.	76,262
9,424	Tesoro Corp.*	235,883
7,287	Total S.A. – ADR	385,992
3,765	Valero Energy Corp.	90,322
12,184	Western Refining, Inc.	201,402
2,023	The Williams Companies, Inc.	58,303
		2,430,748
	Paper & Forest Products – 0.94%
3,942	Domtar Corp.	340,510
6,060	Mercer International, Inc.*	49,571
		390,081
	Personal Products – 1.10%
5,844	The Estee Lauder Companies, Inc. – Class A	338,543
3,062	Medifast, Inc.*	50,462
1,972	Usana Health Sciences, Inc.*	68,586
		457,591
	Pharmaceuticals – 6.50%
12,174	Abbott Laboratories	659,222
12,774	Bristol-Myers Squibb Co.	411,834
1,330	Forest Laboratories, Inc.*	42,267
9,603	Johnson & Johnson	632,934
42,104	Pfizer, Inc.	901,026
1,515	Viropharma, Inc.*	45,132
		2,692,415
	Professional Services – 0.52%
13,339	Kelly Services, Inc. – Class A	215,558

	Semiconductors & Semiconductor Equipment – 6.64%
6,886	Altera Corp.	273,994
9,042	Applied Materials, Inc.	111,036
4,191	Atmel Corp.*	40,695
6,435	Brooks Automation, Inc.	68,983

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 6.64% (Continued)
2,379	Cypress Semiconductor Corp.	$40,907
63,885	Intel Corp.	1,687,842
3,608	KLA-Tencor Corp.	184,477
4,255	Kulicke & Soffa Industries, Inc.*	45,997
7,107	Texas Instruments, Inc.	230,125
1,863	Xilinx, Inc.	66,789
		2,750,845
	Software – 2.78%
8,299	American Software, Inc. – Class A	74,442
2,194	Electronic Arts, Inc.*	40,743
20,096	Microsoft Corp.	593,435
7,630	Oracle Corp.	215,166
6,474	Tyler Technologies, Inc.*	227,432
		1,151,218
	Specialty Retail – 11.08%
1,068	America’s Car-Mart, Inc.*	40,520
424	AutoZone, Inc.*	147,501
2,322	Best Buy Co., Inc.	55,612
1,888	GameStop Corp. – Class A*	44,104
54,755	The Gap, Inc.	1,039,250
683	Genesco, Inc.*	41,711
42,365	Home Depot, Inc.	1,880,582
5,927	Lowe’s Companies, Inc.	159,021
8,296	OfficeMax, Inc.*	45,877
2,014	O’Reilly Automotive, Inc.*	164,161
1,156	PetSmart, Inc.	61,522
5,964	Ross Stores, Inc.	303,090
15,215	Sonic Automotive, Inc. – Class A	237,202
3,703	The TJX Companies, Inc.	252,322
1,560	Ulta Salon Cosmetics & Fragrance, Inc.*	118,903
		4,591,378
	Textiles, Apparel & Luxury Goods – 0.87%
1,373	Fossil, Inc.*	130,504
1,510	Ralph Lauren Corp.	229,520
		360,024
	Tobacco – 1.39%
1,789	Lorillard, Inc.	192,121
5,109	Philip Morris International, Inc.	382,000
		574,121
	Trading Companies & Distributors – 1.43%
6,192	Fastenal Co.	289,043
5,607	United Rentals, Inc.*	214,412
462	W.W. Grainger, Inc.	88,122
		591,577

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 0.37%
3,876	Telephone & Data Systems, Inc.	$101,939
3,720	USA Mobility, Inc.	52,638
		154,577
	Total Common Stocks (Cost $38,036,923)	40,279,155

	SHORT-TERM INVESTMENTS – 3.61%
1,495,906	Fidelity Institutional Money Market Government Portfolio,
	Class I, 0.01%† (Cost $1,495,906)	1,495,906
	Total Investments in Securities (Cost $39,532,829) – 100.79%	41,775,061
	Liabilities in Excess of Other Assets – (0.79)%	(325,204)
	Net Assets – 100.00%	$41,449,857

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of January 31, 2012.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS – 94.31%
	Aerospace & Defense – 6.96%
34,281	BAE Systems PLC – ADR	$672,936
4,183	Lockheed Martin Corp.	344,345
599	Northrop Grumman Corp.	34,772
3,017	Raytheon Co.	144,786
		1,196,839
	Airlines – 0.56%
6,892	Deutsche Lufthansa AG – ADR	95,799

	Capital Markets – 2.33%
15,358	Credit Suisse Group AG – ADR	399,922

	Commercial Banks – 0.12%
486	DBS Group Holdings Ltd. – ADR	20,854

	Commercial Services & Supplies – 0.64%
980	Republic Services, Inc.	28,694
2,338	Waste Management, Inc.	81,269
		109,963
	Computers & Peripherals – 1.32%
10,692	Seagate Technology PLC#	226,029

	Construction Materials – 1.57%
13,544	CRH PLC – ADR	269,932

	Diversified Financial Services – 0.41%
2,668	NYSE Euronext	70,862

	Diversified Telecommunication Services – 20.65%
11,465	AT&T, Inc.	337,186
2,495	BCE, Inc.#	101,796
3,619	BT Group PLC – ADR	116,966
41,601	Deutsche Telekom AG – ADR	470,923
30,159	France Telecom S.A. – ADR	454,798
46,829	Telecom Italia S.p.A. – ADR	478,592
26,399	Telefonica S.A. – ADR	459,871
38,817	Telstra Corp., Ltd. – ADR	687,449
1,288	TELUS Corp.#	69,063
9,895	Verizon Communications, Inc.	372,646
		3,549,290
	Energy Equipment & Services – 0.85%
3,096	Transocean Ltd.#	146,441

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing – 0.20%
562	Wal-Mart Stores, Inc.	$34,484

	Food Products – 1.45%
7,799	ConAgra Foods, Inc.	207,999
815	Kellogg Co.	40,359
		248,358
	Industrial Conglomerates – 0.17%
1,462	Koninklijke Philips Electronics N.V. – ADR	29,620

	Insurance – 8.09%
25,676	Allianz SE – ADR	285,260
11,457	Aviva PLC – ADR	126,256
21,052	AXA S.A. – ADR	321,043
12,986	Manulife Financial Corp.#	152,196
25,254	Sun Life Financial, Inc.#	505,585
		1,390,340
	Machinery – 0.14%
540	Metso Corp. – ADR	23,674

	Media – 0.44%
2,745	Thomson Reuters Corp.#	75,460

	Metals & Mining – 2.56%
42,790	Companhia Siderurgica Nacional S.A. – ADR	439,453

	Office Electronics – 0.32%
1,279	Canon, Inc. – ADR	54,805

	Oil, Gas & Consumable Fuels – 13.61%
1,491	BP PLC – ADR	68,452
11,968	Canadian Oil Sands Ltd.#	296,328
1,048	Chevron Corp.	108,028
1,473	ConocoPhillips	100,473
9,996	ENI S.p.A. – ADR	444,822
1,952	Husky Energy, Inc.#	47,356
781	PetroChina Co., Ltd. – ADR	113,635
4,541	Repsol YPF, S.A. – ADR	125,831
3,855	Royal Dutch Shell PLC – ADR	275,093
591	Sasol Ltd. – ADR	30,342
7,637	Statoil ASA – ADR	192,911
10,112	Total S.A. – ADR	535,633
		2,338,904

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Paper & Forest Products – 3.20%
27,999	Svenska Cellulosa AB (SCA) – ADR	$465,623
6,566	UPM-Kymmene Oyj – ADR	84,110
		549,733
	Personal Products – 0.41%
4,009	Avon Products, Inc.	71,240

	Pharmaceuticals – 12.84%
1,070	Abbott Laboratories	57,940
12,334	AstraZeneca PLC – ADR	593,882
11,800	Bristol-Myers Squibb Co.	380,432
1,516	Eisai Co., Ltd. – ADR	62,853
14,937	Eli Lilly & Co.	593,596
1,981	Johnson & Johnson	130,568
18,108	Pfizer, Inc.	387,511
		2,206,782
	Semiconductors & Semiconductor Equipment – 3.58%
10,208	Intel Corp.	269,695
14,192	STMicroelectronics N.V. – ADR	94,803
5,415	Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	76,243
64,565	United Microelectronics Corp. – ADR	174,971
		615,712
	Tobacco – 1.65%
7,229	Reynolds American, Inc.	283,594

	Wireless Telecommunication Services – 10.24%
4,445	China Mobile Ltd. – ADR	227,051
18,951	Mobile Telesystems – ADR	317,619
1,988	NTT DoCoMo, Inc. – ADR	35,347
2,000	Philippine Long Distance Telephone Co. – ADR	127,040
4,840	Rogers Communications, Inc. – Class B#	186,098
20,734	SK Telecom Co., Ltd. – ADR	290,483
18,895	VimpelCom Ltd. – ADR	201,421
13,869	Vodafone Group PLC – ADR	375,711
		1,760,770
	Total Common Stocks (Cost $15,833,142)	16,208,860

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	PREFERRED STOCKS – 3.26%
	Diversified Telecommunication Services – 3.26%
20,107	Telefonica Brasil S.A. – ADR	$559,779
	Total Preferred Stocks (Cost $527,142)	559,779

	SHORT-TERM INVESTMENTS – 3.23%
555,948	Fidelity Institutional Money Market Government Portfolio,
	Class I, 0.01%† (Cost $555,948)	555,948
	Total Investments in Securities (Cost $16,916,232) – 100.80%	17,324,587
	Liabilities in Excess of Other Assets – (0.80)%	(138,300)
	Net Assets – 100.00%	$17,186,287

#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of January 31, 2012.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	26.17%
United Kingdom	11.37%
Canada	8.34%
France	7.63%
Brazil	5.81%
Italy	5.37%
Germany	4.96%
Australia	4.00%
Spain	3.41%
Switzerland	3.18%
Ireland	2.89%
Sweden	2.71%
Netherlands	2.33%
Russian Federation	1.85%
Republic of Korea	1.69%
Taiwan, Province of China	1.46%
Hong Kong	1.32%
Bermuda	1.17%
Norway	1.12%
Japan	0.89%
Philippines	0.74%
China	0.66%
Finland	0.63%
South Africa	0.18%
Singapore	0.12%
100.00%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS – 97.17%
	Aerospace & Defense – 4.81%
371	Aerovironment, Inc.*	$10,340
795	Astronics Corp.*	26,481
920	Ceradyne, Inc.*	30,443
629	Curtiss-Wright Corp.	23,499
1,208	HEICO Corp.	67,165
3,323	Hexcel Corp.*	83,308
2,912	Taser International, Inc.*	13,861
314	Teledyne Technologies, Inc.*	17,823
954	Triumph Group, Inc.	59,692
		332,612
	Airlines – 1.04%
219	Alaska Air Group, Inc.*	16,672
549	Copa Holdings S.A. – Class A#	37,409
1,683	Delta Air Lines, Inc.*	17,756
		71,837
	Auto Components – 1.21%
1,136	The Goodyear Tire & Rubber Co.*	14,768
2,743	Standard Motor Products, Inc.	56,753
380	Tenneco, Inc.*	12,198
		83,719
	Beverages – 0.83%
514	Brown-Forman Corp. – Class B	41,742
595	Coca-Cola Enterprises, Inc.	15,940
		57,682
	Biotechnology – 0.84%
859	Cepheid, Inc.*	37,848
2,163	Neurocrine Biosciences, Inc.*	20,116
		57,964
	Building Products – 0.41%
320	Owens Corning*	10,800
697	Trex Co., Inc.*	17,300
		28,100
	Capital Markets – 0.29%
256	Virtus Investment Partners, Inc.*	20,319

	Chemicals – 2.03%
1,366	American Vanguard Corp.	20,531
92	NewMarket Corp.	19,889
467	The Sherwin-Williams Co.	45,547
335	Valhi, Inc.	18,030
625	Westlake Chemical Corp.	36,531
		140,528

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 3.01%
1,086	Cintas Corp.	$40,236
237	Clean Harbors, Inc.*	15,038
553	Copart, Inc.*	26,013
732	McGrath Rentcorp	23,307
669	Multi-Color Corp.	15,327
2,734	Waste Connections, Inc.	88,336
		208,257
	Communications Equipment – 0.77%
1,050	Comtech Telecommunications Corp.	32,403
550	InterDigital, Inc.	20,526
		52,929
	Construction & Engineering – 1.00%
2,419	Dycom Industries, Inc.*	51,694
1,079	MasTec, Inc.*	17,577
		69,271
	Containers & Packaging – 0.24%
1,249	Myers Industries, Inc.	16,624

	Distributors – 1.06%
955	Genuine Parts Co.	60,910
992	VOXX International Corp.*	12,618
		73,528
	Diversified Consumer Services – 0.60%
549	Weight Watchers International, Inc.	41,795

	Diversified Telecommunication Services – 1.65%
1,671	Consolidated Communications Holdings, Inc.	31,732
6,847	Telecom Corp. of New Zealand Ltd. – ADR	60,048
8,801	Vonage Holdings Corp.*	22,267
		114,047
	Electrical Equipment – 0.70%
1,050	Generac Holdings, Inc.*	30,513
572	General Cable Corp.*	17,652
		48,165
	Electronic Equipment, Instruments & Components – 0.85%
1,566	Electro Scientific Industries, Inc.	23,772
417	FARO Technologies, Inc.*	22,635
426	Rofin-Sinar Technologies, Inc.*	12,086
		58,493
	Energy Equipment & Services – 1.35%
701	Baker Hughes, Inc.	34,440
88	CARBO Ceramics, Inc.	8,558
1,840	ION Geophysical Corp.*	13,671

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services – 1.35% (Continued)
633	Patterson-UTI Energy, Inc.	$11,945
697	Precision Drilling Corp.*#	7,123
1,166	RPC, Inc.	17,781
		93,518
	Food & Staples Retailing – 0.85%
589	Pricesmart, Inc.	39,257
268	Whole Foods Market, Inc.	19,840
		59,097
	Food Products – 4.69%
1,274	B&G Foods, Inc.	28,869
1,432	Cal-Maine Foods, Inc.	54,359
1,170	ConAgra Foods, Inc.	31,204
1,444	Dean Foods Co.*	15,537
1,546	Flowers Foods, Inc.	29,915
478	Green Mountain Coffee Roasters, Inc.*	25,497
482	The Hershey Co.	29,441
1,107	Lancaster Colony Corp.	76,925
73	Seneca Foods Corp. – Class A*	2,112
2,847	Smart Balance, Inc.*	15,089
851	Tyson Foods, Inc. – Class A	15,863
		324,811
	Health Care Equipment & Supplies – 3.33%
334	Atrion Corp.	81,626
234	C.R. Bard, Inc.	21,650
678	The Cooper Companies, Inc.	48,911
3,526	RTI Biologics, Inc.*	12,165
965	Zoll Medical Corp.*	66,180
		230,532
	Health Care Providers & Services – 2.16%
339	AMERIGROUP Corp.*	23,055
1,135	Centene Corp.*	51,302
574	Coventry Health Care, Inc.*	17,260
377	Omnicare, Inc.	12,377
1,823	Sunrise Senior Living, Inc.*	12,962
1,576	Team Health Holdings, Inc.*	32,466
		149,422
	Health Care Technology – 0.96%
690	Computer Programs & Systems, Inc.	39,502
660	Quality Systems, Inc.	26,770
		66,272
	Hotels, Restaurants & Leisure – 5.67%
758	Churchill Downs, Inc.	42,410
249	Cracker Barrel Old Country Store, Inc.	13,060
2,822	Denny’s Corp.*	12,106

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 5.67% (Continued)
180	DineEquity, Inc.*	$8,554
1,501	Domino’s Pizza, Inc.*	49,008
1,621	Krispy Kreme Doughnuts, Inc.*	11,882
225	Las Vegas Sands Corp.*	11,050
1,141	Marcus Corp.	13,818
1,647	Papa John’s International, Inc.*	63,805
558	Peet’s Coffee & Tea, Inc.*	33,938
1,354	Red Robin Gourmet Burgers, Inc.*	41,581
2,577	Ruth’s Hospitality Group, Inc.*	15,900
979	Tim Hortons, Inc.#	47,687
425	Wyndham Worldwide Corp.	16,898
89	Wynn Resorts Ltd.	10,255
		391,952
	Household Durables – 2.64%
2,062	D.R. Horton, Inc.	28,703
1,259	Garmin Ltd.#	52,500
1,074	Tempur-Pedic International, Inc.*	71,647
470	Tupperware Brands Corp.	29,535
		182,385
	Household Products – 1.64%
2,495	Church & Dwight Co., Inc.	113,198

	Insurance – 0.72%
3,069	eHealth, Inc.*	49,656

	Internet & Catalog Retail – 0.38%
50	priceline.com, Inc.*	26,474

	Internet Software & Services – 3.88%
2,985	IAC/InterActiveCorp.*	128,564
3,987	InfoSpace, Inc.*	49,080
851	Keynote Systems, Inc.	16,654
1,679	Liquidity Services, Inc.*	57,942
319	Open Text Corp.*#	16,170
		268,410
	IT Services – 3.94%
946	Alliance Data Systems Corp.*	104,817
4,456	Cardtronics, Inc.*	113,851
2,501	Total System Services, Inc.	53,621
		272,289
	Leisure Equipment & Products – 1.55%
937	Brunswick Corp.	19,996
1,059	Mattel, Inc.	32,829

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Leisure Equipment & Products – 1.55% (Continued)
850	Polaris Industries, Inc.	$54,740
		107,565
	Life Sciences Tools & Services – 0.39%
3,403	Cambrex Corp.*	26,748

	Machinery – 4.08%
1,070	Chart Industries, Inc.*	59,663
1,639	Colfax Corp.*	49,760
370	Donaldson Co., Inc.	26,751
214	Gardner Denver, Inc.	15,964
1,423	Lydall, Inc.*	13,405
1,653	Miller Industries, Inc.	26,960
1,003	Mueller Industries, Inc.	44,343
1,878	Titan International, Inc.	45,335
		282,181
	Media – 1.98%
350	Arbitron, Inc.	12,498
460	Charter Communications, Inc. – Class A*	26,514
1,139	DISH Network Corp. – Class A*	31,801
5,667	Lions Gate Entertainment Corp.*#	57,123
739	Sinclair Broadcast Group, Inc. – Class A	9,075
		137,011
	Metals & Mining – 1.79%
503	Allegheny Technologies, Inc.	22,831
1,362	Carpenter Technology Corp.	71,478
2,243	Energold Drilling Corp.*	11,935
400	Nucor Corp.	17,796
		124,040
	Multi-line Retail – 2.61%
485	Dillard’s, Inc. – Class A	21,461
333	Dollar General Corp.*	14,189
1,709	Dollar Tree, Inc.*	144,940
		180,590
	Oil, Gas & Consumable Fuels – 2.59%
904	Cabot Oil & Gas Corp.	28,838
864	Crosstex Energy, Inc.	10,852
1,657	HollyFrontier Corp.	48,616
510	Panhandle Oil And Gas, Inc. – Class A	14,657
289	Range Resources Corp.	16,623
558	Targa Resources Corp.	23,124
1,468	Tesoro Corp.*	36,744
		179,454
	Paper & Forest Products – 0.18%
380	Buckeye Technologies, Inc.	12,741

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Personal Products – 2.16%
1,532	Elizabeth Arden, Inc.*	$55,106
1,060	Herbalife Ltd.#	61,353
663	Nu Skin Enterprises, Inc. – Class A	33,117
		149,576
	Pharmaceuticals – 1.18%
329	Perrigo Co.	31,452
1,687	Viropharma, Inc.*	50,256
		81,708
	Professional Services – 2.06%
673	Exponent, Inc.*	32,876
493	FTI Consulting, Inc.*	21,110
515	Huron Consulting Group, Inc.*	19,302
755	Mistras Group, Inc.*	17,003
3,295	On Assignment, Inc.*	36,937
254	Towers Watson & Co. – Class A	15,189
		142,417
	Real Estate Management & Development – 1.65%
2,133	Altisource Portfolio Solutions S.A.*#	114,094

	Road & Rail – 0.24%
243	Kansas City Southern*	16,680

	Semiconductors & Semiconductor Equipment – 1.63%
3,818	Atmel Corp.*	37,073
1,053	Cirrus Logic, Inc.*	21,513
733	Fairchild Semiconductor International, Inc.*	10,247
1,522	GT Advanced Technologies, Inc.*	13,120
2,174	Kulicke & Soffa Industries, Inc.*	23,501
1,551	Silicon Image, Inc.*	7,538
		112,992
	Software – 5.58%
582	ACI Worldwide, Inc.*	17,681
3,469	Activision Blizzard, Inc.	42,807
2,630	American Software, Inc. – Class A	23,591
1,981	Aspen Technology, Inc.*	35,678
1,139	Manhattan Associates, Inc.*	49,991
968	Monotype Imaging Holdings, Inc.*	15,110
521	Nuance Communications, Inc.*	14,859
173	Retalix Ltd.*	3,074
615	TIBCO Software, Inc.*	16,033
4,754	Tyler Technologies, Inc.*	167,008
		385,832
	Specialty Retail – 9.45%
470	Advance Auto Parts, Inc.	36,021

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail – 9.45% (Continued)
883	America’s Car-Mart, Inc.*	$33,501
499	AutoNation, Inc.*	17,844
405	AutoZone, Inc.*	140,891
311	The Buckle, Inc.	13,569
2,912	Cost Plus, Inc.*	39,458
1,703	Genesco, Inc.*	104,002
293	Limited Brands, Inc.	12,265
440	O’Reilly Automotive, Inc.*	35,864
1,660	PetSmart, Inc.	88,345
1,129	Pier 1 Imports, Inc.*	17,556
204	Ross Stores, Inc.	10,367
1,202	Sally Beauty Holdings, Inc.*	24,785
320	Ulta Salon Cosmetics & Fragrance, Inc.*	24,390
725	Vitamin Shoppe, Inc.*	30,986
3,262	Wet Seal, Inc. – Class A*	11,417
445	Zumiez, Inc.*	12,709
		653,970
	Textiles, Apparel & Luxury Goods – 1.92%
339	Deckers Outdoor Corp.*	27,408
472	Fossil, Inc.*	44,864
963	Lululemon Athletica, Inc.*	60,794
		133,066
	Tobacco – 0.79%
3,143	Vector Group Ltd.	54,720

	Trading Companies & Distributors – 1.05%
425	Bunzl PLC – ADR	29,019
604	United Rentals, Inc.*	23,097
108	W.W. Grainger, Inc.	20,600
		72,716
	Wireless Telecommunication Services – 0.74%
1,764	Tim Participacoes S.A. – ADR	50,891
	Total Common Stocks (Cost $6,270,081)	6,722,878

	PREFERRED STOCKS – 1.59%
	Diversified Telecommunication Services – 1.37%
719	Brasil Telecom S.A. – ADR	13,488
2,925	Telefonica Brasil S.A. – ADR	81,432
		94,920
	Oil, Gas & Consumable Fuels – 0.22%
777	Ultrapar Participacoes S.A. – ADR	15,462
	Total Preferred Stocks (Cost $119,145)	110,382

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2012 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS – 2.00%
138,017	Fidelity Institutional Money Market Government Portfolio,
	Class I, 0.01%† (Cost $138,017)	$138,017
	Total Investments in Securities (Cost $6,527,243) – 100.76%	6,971,277
	Liabilities in Excess of Other Assets – (0.76)%	(52,630)
	Net Assets – 100.00%	$6,918,647

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of January 31, 2012.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at January 31, 2012 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
ASSETS
Investments in securities, at value (cost $39,532,829,
$16,916,232, and $6,527,243, respectively)	$41,775,061	$17,324,587	$6,971,277
Receivables:
Securities sold	6	1,594,838	502,593
Fund shares issued	487,397	92,560	—
Dividends and interest	62,484	41,951	3,475
Due from Advisor (Note 4)	1,344	11,785	13,545
Prepaid expenses	20,083	15,214	10,509
Total assets	42,346,375	19,080,935	7,501,399
LIABILITIES
Payables:
Securities purchased	803,566	1,829,554	521,540
Fund shares redeemed	—	10	—
Administration fees	7,241	7,241	5,947
Audit fees	10,184	10,184	9,436
Transfer agent fees and expenses	7,806	7,498	5,407
Custody fees	32,728	12,638	28,190
Fund accounting fees	8,080	7,581	7,513
Chief Compliance Officer fee	1,356	1,356	1,356
Distribution fees	17,128	14,327	1,343
Shareholder servicing fees	8,419	3,405	1,444
Accrued other expenses	10	854	576
Total liabilities	896,518	1,894,648	582,752
NET ASSETS	$41,449,857	$17,186,287	$6,918,647
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$3,227,202	$3,862,236	$1,732,590
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	267,249	348,662	149,569
Net asset value and redemption price per share	$12.08	$11.08	$11.58
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$12.75	$11.69	$12.22
Class C Shares
Net assets applicable to shares outstanding	$5,479,243	$4,292,287	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	460,461	388,637	—
Net asset value and offering price per shares (Note 1)	$11.90	$11.04	—
Class I Shares
Net assets applicable to shares outstanding	$32,743,412	$9,031,764	$5,186,057
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	2,719,027	813,213	445,999
Net asset value, offering and
redemption price per share	$12.04	$11.11	$11.63
COMPONENTS OF NET ASSETS
Paid-in capital	$40,397,470	$17,455,790	$6,927,071
Undistributed net investment income/(loss)	199,662	(12,672)	(8,448)
Accumulated net realized loss on investments	(1,389,507)	(665,186)	(444,010)
Net unrealized appreciation of investments	2,242,232	408,355	444,034
Net assets	$41,449,857	$17,186,287	$6,918,647

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations
For the Six Months Ended January 31, 2012 (Unaudited)
	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of
$3,608, $28,284, and $912, respectively)	$395,531	$303,117	$31,725
Interest	45	22	8
Total income	395,576	303,139	31,733
Expenses
Advisory fees (Note 4)	95,817	50,029	19,232
Shareholder servicing fees – Class A (Note 6)	2,481	3,262	2,037
Shareholder servicing fees – Class C (Note 6)	5,151	4,527	—
Shareholder servicing fees – Class I (Note 6)	35,921	11,453	5,976
Custody fees (Note 4)	35,970	14,654	27,176
Registration fees	28,618	28,617	21,223
Transfer agent fees and expenses (Note 4)	25,208	23,633	15,570
Fund accounting fees (Note 4)	23,987	21,470	19,740
Distribution fees – Class A (Note 5)	2,481	3,262	2,038
Distribution fees – Class C (Note 5)	20,605	18,107	—
Administration fees (Note 4)	21,331	21,331	17,531
Audit fees	10,183	10,183	9,435
Chief Compliance Officer fee (Note 4)	4,022	4,022	4,022
Trustee fees	3,360	3,182	3,094
Miscellaneous expense	3,128	2,827	2,059
Reports to shareholders	2,713	1,539	958
Legal fees	2,647	2,136	1,977
Insurance expense	1,719	1,468	1,337
Tax expense	1,174	522	235
Total expenses	326,516	226,224	153,640
Less: advisory fee waiver and expense
reimbursement (Note 4)	(130,960)	(128,657)	(113,459)
Net expenses	195,556	97,567	40,181
Net investment income/(loss)	200,020	205,572	(8,448)
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(1,205,345)	(637,689)	(343,145)
Net change in unrealized
appreciation/(depreciation) on investments	1,943,177	245,627	(322,801)
Net realized and unrealized
gain/(loss) on investments	737,832	(392,062)	(665,946)
Net increase/(decrease) in net assets
resulting from operations	$937,852	$(186,490)	$(674,394)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Six Months Ended	August 16, 2010*
	January 31, 2012	to
	(Unaudited)	July 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$200,020	$121,034
Net realized gain/(loss) on investments	(1,205,345)	9,024
Net change in unrealized appreciation on investments	1,943,177	299,055
Net increase in net assets resulting from operations	937,852	429,113

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(6,669)	(368)
Class C Shares	(2,564)	(215)
Class I Shares	(94,000)	(17,576)
From net realized gain on investments
Class A Shares	(11,854)	(281)
Class C Shares	(22,146)	(167)
Class I Shares	(146,393)	(12,345)
Total distributions to shareholders	(283,626)	(30,952)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	8,879,319	31,518,151
Total increase in net assets	9,533,545	31,916,312

NET ASSETS
Beginning of period	31,916,312	—
End of period	$41,449,857	$31,916,312
Includes undistributed net investment income of	$199,662	$102,875

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:

	Six Months Ended	August 16, 2010*
	January 31, 2012	to
	(Unaudited)	July 31, 2011
Class A Shares
Net proceeds from shares sold	$2,232,581	$1,582,443
Distributions reinvested	17,884	648
Payment for shares redeemed	(354,910)	(305,525)+
Net increase in net assets from capital share transactions	$1,895,555	$1,277,566
+ Net of redemption fees of		$2,046

Class C Shares
Net proceeds from shares sold	$1,943,820	$3,493,724
Distributions reinvested	24,710	382
Payment for shares redeemed	(73,024)	—
Net increase in net assets from capital share transactions	$1,895,506	$3,494,106

Class I Shares
Net proceeds from shares sold	$5,775,924	$27,263,066
Distributions reinvested	233,414	27,397
Payment for shares redeemed	(921,080)	(543,984)
Net increase in net assets from capital share transactions	$5,088,258	$26,746,479
	$8,879,319	$31,518,151

Class A Shares
Shares sold	193,763	130,312
Shares issued on reinvestment of distributions	1,538	56
Shares redeemed	(33,264)	(25,156)
Net increase in shares outstanding	162,037	105,212

Class C Shares
Shares sold	180,058	284,737
Shares issued on reinvestment of distributions	2,154	33
Shares redeemed	(6,521)	—
Net increase in shares outstanding	175,691	284,770

Class I Shares
Shares sold	515,769	2,305,248
Shares issued on reinvestment of distributions	20,139	2,351
Shares redeemed	(80,779)	(43,701)
Net increase in shares outstanding	455,129	2,263,898
	792,857	2,653,880
*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended	August 16, 2010*
	January 31, 2012	to
	(Unaudited)	July 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$205,572	$279,198
Net realized gain/(loss) on investments	(637,689)	98,974
Net change in unrealized appreciation on investments	245,627	162,728
Net increase/(decrease) in
net assets resulting from operations	(186,490)	540,900

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(37,491)	(28,788)
Class C Shares	(42,021)	(55,819)
Class I Shares	(152,768)	(180,804)
From net realized gain on investments
Class A Shares	(20,871)	(11)
Class C Shares	(27,950)	(16)
Class I Shares	(77,142)	(232)
Total distributions to shareholders	(358,243)	(265,670)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	3,466,783	13,989,007
Total increase in net assets	2,922,050	14,264,237

NET ASSETS
Beginning of period	14,264,237	—
End of period	$17,186,287	$14,264,237
Includes undistributed net investment income/(loss) of	$(12,672)	$14,036

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:

	Six Months Ended		August 16, 2010*
	January 31, 2012		to
	(Unaudited)		July 31, 2011
Class A Shares
Net proceeds from shares sold	$2,694,959		$1,947,472
Distributions reinvested	56,232		27,427
Payment for shares redeemed	(728,266	)+	(53,451)+
Net increase in net assets from capital share transactions	$2,022,925		$1,921,448
+ Net of redemption fees of	$615		$309

Class C Shares
Net proceeds from shares sold	$1,081,810		$3,686,304
Distributions reinvested	69,970		55,836
Payment for shares redeemed	(396,106	)+	(40,492)
Net increase in net assets from capital share transactions	$755,674		$3,701,648
+ Net of redemption fees of	$3,440

Class I Shares
Net proceeds from shares sold	$4,020,479		$8,533,877
Distributions reinvested	214,733		166,180
Payment for shares redeemed	(3,547,028	)+	(334,146)+
Net increase in net assets from capital share transactions	$688,184		$8,365,911
+ Net of redemption fees of	$589		$185
	$3,466,783		$13,989,007

Class A Shares
Shares sold	246,846		167,614
Shares issued on reinvestment of distributions	5,257		2,348
Shares redeemed	(68,923)		(4,480)
Net increase in shares outstanding	183,180		165,482

Class C Shares
Shares sold	99,869		318,675
Shares issued on reinvestment of distributions	6,549		4,787
Shares redeemed	(37,824)		(3,419)
Net increase in shares outstanding	68,594		320,043

Class I Shares
Shares sold	372,144		769,440
Shares issued on reinvestment of distributions	20,062		14,265
Shares redeemed	(335,186)		(27,512)
Net increase in shares outstanding	57,020		756,193
	308,794		1,241,718
*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended	August 16, 2010*
	January 31, 2012	to
	(Unaudited)	July 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(8,448)	$(32,559)
Net realized loss on investments	(343,145)	(63,080)
Net change in unrealized
appreciation/(depreciation) on investments	(322,801)	766,835
Net increase/(decrease) in
net assets resulting from operations	(674,394)	671,196

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class A Shares	—	(295)
Class I Shares	—	(30,051)
Total distributions to shareholders	—	(30,346)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	638,988	6,313,203
Total increase/(decrease) in net assets	(35,406)	6,954,053

NET ASSETS
Beginning of period	6,954,053	—
End of period	$6,918,647	$6,954,053
Includes undistributed net investment loss of	$(8,448)	$—

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:

	Six Months Ended	August 16, 2010*
	January 31, 2012	to
	(Unaudited)	July 31, 2011
Class A Shares
Net proceeds from shares sold	$287,169	$1,705,347
Distributions reinvested	—	295
Payment for shares redeemed	(61,508)+	(25,388)+
Net increase in net assets from capital share transactions	$225,661	$1,680,254
+ Net of redemption fees of	$0 ^	$83

Class I Shares
Net proceeds from shares sold	$595,633	$5,004,860
Distributions reinvested	—	23,142
Payment for shares redeemed	(182,306)	(395,053)
Net increase in net assets from capital share transactions	$413,327	$4,632,949
	$638,988	$6,313,203

Class A Shares
Shares sold	25,469	131,728
Shares issued on reinvestment of distributions	—	24
Shares redeemed	(5,700)	(1,951)
Net increase in shares outstanding	19,769	129,801

Class I Shares
Shares sold	54,756	436,330
Shares issued on reinvestment of distributions	—	1,841
Shares redeemed	(16,557)	(30,372)
Net increase in shares outstanding	38,199	407,799
	57,968	537,600

*	Commencement of operations.
^	Amount is less than $1.00.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months Ended		August 16, 2010*
	January 31, 2012		to
	(Unaudited)		July 31, 2011
Net asset value, beginning of period	$12.08		$10.00

Income from investment operations:
Net investment income	0.06	†	0.07	†
Net realized and unrealized gain on investments	0.03		1.99
Total from investment operations	0.09		2.06

Less distributions:
From net investment income	(0.03)		(0.02)
From net realized gain on investments	(0.06)		(0.02)
Total distributions	(0.09)		(0.04)

Redemption fees retained	—		0.06	†

Net asset value, end of period	$12.08		$12.08

Total return	0.76	%++	21.26	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,227		$1,271

Ratio of expenses to average net assets:
Before expense reimbursement	1.97	%+	2.74	%+
After expense reimbursement	1.24	%+	1.24	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.25	%+	(0.87	)%+
After expense reimbursement	0.98	%+	0.63	%+

Portfolio turnover rate	27.81	%++	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months Ended		August 16, 2010*
	January 31, 2012		to
	(Unaudited)		July 31, 2011
Net asset value, beginning of period	$11.92		$10.00

Income from investment operations:
Net investment income/(loss)	0.02	†	(0.01	)†
Net realized and unrealized gain on investments	0.02		1.97
Total from investment operations	0.04		1.96

Less distributions:
From net investment income	(0.00)	^	(0.02)
From net realized gain on investments	(0.06)		(0.02)
Total distributions	(0.06)		(0.04)

Net asset value, end of period	$11.90		$11.92

Total return	0.38	%++	19.66	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,479		$3,395

Ratio of expenses to average net assets:
Before expense reimbursement	2.73	%+	3.35	%+
After expense reimbursement	1.99	%+	1.99	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.46	)%+	(1.46	)%+
After expense reimbursement	0.28	%+	(0.10	)%+

Portfolio turnover rate	27.81	%++	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended		August 16, 2010*
	January 31, 2012		to
	(Unaudited)		July 31, 2011
Net asset value, beginning of period	$12.04		$10.00

Income from investment operations:
Net investment income	0.07	†	0.10	†
Net realized and unrealized gain on investments	0.02		1.99
Total from investment operations	0.09		2.09

Less distributions:
From net investment income	(0.03)		(0.03)
From net realized gain on investments	(0.06)		(0.02)
Total distributions	(0.09)		(0.05)

Net asset value, end of period	$12.04		$12.04

Total return	0.80	%++	20.89	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$32,743		$27,250

Ratio of expenses to average net assets:
Before expense reimbursement	1.74	%+	2.82	%+
After expense reimbursement	0.99	%+	0.99	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.53	%+	(0.94	)%+
After expense reimbursement	1.28	%+	0.89	%+

Portfolio turnover rate	27.81	%++	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months Ended		August 16, 2010*
	January 31, 2012		to
	(Unaudited)		July 31, 2011
Net asset value, beginning of period	$11.48		$10.00

Income from investment operations:
Net investment income	0.01	†	0.45	†
Net realized and unrealized gain/(loss) on investments	(0.17)		1.32
Total from investment operations	(0.16)		1.77

Less distributions:
From net investment income	(0.16)		(0.29)
From net realized gain/(loss) on investments	(0.08)		0.00	^
Total distributions	(0.24)		(0.29)

Redemption fees retained	0.00	†^	0.00	†^

Net asset value, end of period	$11.08		$11.48

Total return	-1.27	%++	17.76	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,862		$1,900

Ratio of expenses to average net assets:
Before expense reimbursement	2.90	%+	3.67	%+
After expense reimbursement	1.24	%+	1.24	%+

Ratio of net investment income to average net assets:
Before expense reimbursement	0.87	%+	1.54	%+
After expense reimbursement	2.53	%+	3.97	%+

Portfolio turnover rate	43.55	%++	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months Ended		August 16, 2010*
	January 31, 2012		to
	(Unaudited)		July 31, 2011
Net asset value, beginning of period	$11.44		$10.00

Income from investment operations:
Net investment income	0.01	†	0.37	†
Net realized and unrealized gain/(loss) on investments	(0.20)		1.33
Total from investment operations	(0.19)		1.70

Less distributions:
From net investment income	(0.13)		(0.26)
From net realized gain on investments	(0.08)		0.00	^
Total distributions	(0.21)		(0.26)

Redemption fees retained	0.00	†^	—

Net asset value, end of period	$11.04		$11.44

Total return	-1.61	%++	17.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,292		$3,661

Ratio of expenses to average net assets:
Before expense reimbursement	3.66	%+	4.30	%+
After expense reimbursement	1.99	%+	1.99	%+

Ratio of net investment income to average net assets:
Before expense reimbursement	0.21	%+	0.97	%+
After expense reimbursement	1.88	%+	3.28	%+

Portfolio turnover rate	43.55	%++	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended		August 16, 2010*
	January 31, 2012		to
	(Unaudited)		July 31, 2011
Net asset value, beginning of period	$11.51		$10.00

Income from investment operations:
Net investment income	0.02	†	0.45	†
Net realized and unrealized gain/(loss) on investments	(0.17)		1.36
Total from investment operations	(0.15)		1.81

Less distributions:
From net investment income	(0.17)		(0.30)
From net realized gain on investments	(0.08)		0.00	^
Total distributions	(0.25)		(0.30)

Redemption fees retained	0.00	†^	0.00	†^

Net asset value, end of period	$11.11		$11.51

Total return	-1.17	%++	18.16	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$9,032		$8,703

Ratio of expenses to average net assets:
Before expense reimbursement	2.66	%+	4.56	%+
After expense reimbursement	0.99	%+	0.99	%+

Ratio of net investment income to average net assets:
Before expense reimbursement	1.34	%+	0.51	%+
After expense reimbursement	3.01	%+	4.08	%+

Portfolio turnover rate	43.55	%++	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months Ended		August 16, 2010*
	January 31, 2012		to
	(Unaudited)		July 31, 2011
Net asset value, beginning of period	$12.91		$10.00

Income from investment operations:
Net investment loss	(0.02	)†	(0.13	)†
Net realized and unrealized gain/(loss) on investments	(1.31)		3.17
Total from investment operations	(1.33)		3.04

Less distributions:
From net realized gain on investments	—		(0.13)

Redemption fees retained	0.00	†^	0.00	†^

Net asset value, end of period	$11.58		$12.91

Total return	-10.30	%++	30.42	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,733		$1,676

Ratio of expenses to average net assets:
Before expense reimbursement	4.98	%+	5.78	%+
After expense reimbursement	1.44	%+	1.44	%+

Ratio of net investment loss to average net assets:
Before expense reimbursement	(3.99	)%+	(5.36	)%+
After expense reimbursement	(0.45	)%+	(1.02	)%+

Portfolio turnover rate	65.29	%++	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended		August 16, 2010*
	January 31, 2012		to
	(Unaudited)		July 31, 2011
Net asset value, beginning of period	$12.94		$10.00

Income from investment operations:
Net investment loss	(0.01	)†	(0.08	)†
Net realized and unrealized gain/(loss) on investments	(1.30)		3.15
Total from investment operations	(1.31)		3.07

Less distributions:
From net realized gain on investments	—		(0.13)

Net asset value, end of period	$11.63		$12.94

Total return	-10.12	%++	30.72	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,186		$5,278

Ratio of expenses to average net assets:
Before expense reimbursement	4.71	%+	6.28	%+
After expense reimbursement	1.19	%+	1.19	%+

Ratio of net investment loss to average net assets:
Before expense reimbursement	(3.72	)%+	(5.77	)%+
After expense reimbursement	(0.20	)%+	(0.68	)%+

Portfolio turnover rate	65.29	%++	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at January 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on August 16, 2010. The investment objectives of the All Cap Core and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund and the Enhanced Dividend Fund currently offer Class A shares, Class C shares and Class I shares. The Small/Mid Cap Growth Fund currently offers Class A shares and Class I shares. Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund and Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, quarterly, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2012 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.
During the six months ended January 31, 2012, the Funds retained redemption fees as follows:

	Class A		Class C	Class I
All Cap Core Fund	$—		$—	$—
Enhanced Dividend Fund	615		3,440	589
Small/Mid Cap Growth Fund	0	^	N/A	—
^ Amount is less than $1.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of January 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2012 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2012:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,422,709	$—	$—	$9,422,709
Consumer Staples	5,674,375	—	—	5,674,375
Energy	3,021,152	—	—	3,021,152
Financials	2,285,247	—	—	2,285,247
Health Care	4,231,820	—	—	4,231,820
Industrials	3,517,421	—	—	3,517,421
Information Technology	8,916,195	—	—	8,916,195
Materials	975,378	—	—	975,378
Telecommunication Services	1,442,100	—	—	1,442,100
Utilities	792,758	—	—	792,758
Total Common Stocks	40,279,155	—	—	40,279,155
Short-Term Investments	1,495,906	—	—	1,495,906
Total Investments in Securities	$41,775,061	$—	$—	$41,775,061

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2012 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Enhanced Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$75,460	$—	$—	$75,460
Consumer Staples	637,676	—	—	637,676
Energy	2,485,345	—	—	2,485,345
Financials	1,881,978	—	—	1,881,978
Health Care	2,206,782	—	—	2,206,782
Industrials	1,455,895	—	—	1,455,895
Information Technology	896,546	—	—	896,546
Materials	1,259,118	—	—	1,259,118
Telecommunication Services	5,310,060	—	—	5,310,060
Total Common Stocks	16,208,860	—	—	16,208,860
Preferred Stocks
Telecommunication Services	559,779	—	—	559,779
Total Preferred Stocks	559,779	—	—	559,779
Short-Term Investments	555,948	—	—	555,948
Total Investments in Securities	$17,324,587	$—	$—	$17,324,587

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,012,055	$—	$—	$2,012,055
Consumer Staples	759,084	—	—	759,084
Energy	272,972	—	—	272,972
Financials	184,069	—	—	184,069
Health Care	612,646	—	—	612,646
Industrials	1,272,236	—	—	1,272,236
Information Technology	1,150,945	—	—	1,150,945
Materials	293,933	—	—	293,933
Telecommunication Services	164,938	—	—	164,938
Total Common Stocks	6,722,878	—	—	6,722,878
Preferred Stocks
Energy	15,462	—	—	15,462
Telecommunication Services	94,920	—	—	94,920
Total Preferred Stocks	110,382	—	—	110,382
Short-Term Investments	138,017	—	—	138,017
Total Investments in Securities	$6,971,277	$—	$—	$6,971,277

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at January 31, 2012, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended January 31, 2012.

New Accounting Pronouncement:  On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2012 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended January 31, 2012, O’Shaughnessy Asset Management (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, and 0.60% respectively, based upon the average daily net assets of each Fund.  For the six months ended January 31, 2012, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred $95,817, $50,029, and $19,232 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	1.24%	1.99%	0.99%
Enhanced Dividend Fund	1.24%	1.99%	0.99%
Small/Mid Cap Growth Fund	1.44%	N/A	1.19%
	percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended January 31, 2012, the Advisor reduced its fees in the amount of $130,960, $128,657, and $113,459 for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.  No amounts were reimbursed to the Advisor.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2012 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2015	2014	Total
All Cap Core Fund	$130,960	$266,350	$397,310
Enhanced Dividend Fund	128,657	229,595	358,252
Small/Mid Cap Growth Fund	113,459	215,195	328,654

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

For the six months ended January 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$21,331	$21,331	$17,531
Fund Accounting	23,987	21,470	19,740
Transfer Agency (excludes out-of-pocket expenses)	18,230	18,233	12,521
Custody	35,970	14,654	27,176
Chief Compliance Officer	4,022	4,022	4,022

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s and Enhanced Dividend Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended January 31, 2012, the Funds paid the Distributor as follows:

	Class A	Class C
All Cap Core Fund	$2,481	$20,605
Enhanced Dividend Fund	3,262	18,107
Small/Mid Cap Growth Fund	2,038	N/A

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2012 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING FEE (Continued)

provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended January 31, 2012, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred, under the Agreement, shareholder servicing fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$2,481	$5,151	$35,921
Enhanced Dividend Fund	3,262	4,527	11,453
Small/Mid Cap Growth Fund	2,037	N/A	5,976

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$18,338,455	$9,532,785
Enhanced Dividend Fund	10,063,353	6,591,537
Small/Mid Cap Growth Fund	5,007,125	4,178,574

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended January 31, 2012, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2012 and the period ended July 31, 2011 were as follows:

	Ordinary Income	Ordinary Income
	January 31, 2012	July 31, 2011
All Cap Core Fund	$283,626	$ 30,952
Enhanced Dividend Fund	358,243	265,670
Small/Mid Cap Growth Fund	—	30,346

Ordinary income distributions may include dividends paid from short-term capital gains.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2012 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS  (Continued)

As of July 31, 2011, the Funds’ most recent fiscal period end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Cost of investments	$31,764,304	$13,864,345	$6,200,293
Gross tax unrealized appreciation	1,752,278	738,225	1,121,547
Gross tax unrealized depreciation	(1,633,899)	(602,986)	(455,577)
Net tax unrealized appreciation	118,379	135,239	665,970
Undistributed ordinary income	279,782	139,995	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	279,782	139,995	—
Other accumulated gains/(losses)	—	(4)	—
Total accumulated earnings/(losses)	$398,161	$275,230	$665,970

The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 6-8, 2011, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund and O’Shaughnessy Small/Mid Cap Growth Fund, each of which commenced operations on August 16, 2010, and the O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund, each of which had not yet commenced operations at the time of this meeting, with the Advisor for another annual term.  At this meeting, and at a prior meeting held on October 26-27, 2011, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Funds as of August 31, 2011 on both an absolute basis, and in comparison to their peer funds as classified by Lipper and Morningstar.  In reviewing the performance of the Funds, the Board took into account that the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund and O’Shaughnessy Small/Mid Cap Growth Fund were each newer, with less than two full years of performance history, and that the O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund had each not yet commenced operations.

O’Shaughnessy All Cap Core Fund: The Board noted that the O’Shaughnessy All Cap Core Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the three-month period, above its Lipper Index but below its peer group median for the one-year period, and below its peer group median and Lipper Index for the year-to-date period.

The Board noted that the O’Shaughnessy All Cap Core Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year period, and below its peer group median and average for the three-month and year-to-date periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the O’Shaughnessy All Cap Core Fund and found the differences to be reasonable.

O’Shaughnessy Enhanced Dividend Fund:  The Board noted that the O’Shaughnessy Enhanced Dividend Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for all relevant periods, except that for the Lipper comparative universe, it was above its peer group median but below its Lipper Index for the one-year period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the O’Shaughnessy Enhanced Dividend Fund and found the differences to be reasonable.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

O’Shaughnessy Small/Mid Cap Growth Fund:  The Board noted that the O’Shaughnessy Small/Mid Cap Growth Fund’s performance, with regard to its Lipper comparative universe, was above its Lipper Index but below its peer group median for the one-year period, and below its peer group median and Lipper Index for the three-month and year-to-date periods.

The Board noted that the O’Shaughnessy Small/Mid Cap Growth Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year period, and below its peer group median and average for the three-month and year-to-date periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the O’Shaughnessy Small/Mid Cap Growth Fund and found the differences to be reasonable.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their Lipper peer funds and to separate accounts for other types of clients advised by the Advisor, all Fund expense waivers and reimbursements, as well as information regarding fee offsets for separate account clients invested in the Funds.

O’Shaughnessy All Cap Core Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class A and Class C shares, but below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class A and Class I shares was below the median and average, and the total expense ratio for the Class C shares was above the median and average, of this segment of its peer group.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average, and that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Advisor received no contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Enhanced Dividend Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class C shares, but below its peer group median and average for Class A and Class I shares, both before and after the adjustment of the peer group to include only funds of similar size.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average and that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Advisor received no contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Small/Mid Cap Growth Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares and 0.1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class A shares, but below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class A and Class I shares was below the median and average of this segment of its peer group.  The Board also noted that the Fund’s contractual

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

advisory fee was below its peer group median and average, and that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Advisor received no contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Global Equity Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares and 0.1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class A shares, but below its peer group median and average for Class I shares.  The Board also noted that the Fund’s contractual advisory fee was above its peer group average but equal to its peer group median.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy International Equity Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.44% for the Class A shares and 0.1.19% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio was above its peer group median but below its peer group average for Class A shares, and below its peer group median and average for Class I shares.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow.  In this regard, the Board noted that the Advisor has agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds, such as benefits received in the form of Rule 12b-1 fees. The Board also considered that the Funds do not utilize “soft dollars.”  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

O’Shaughnessy Mutual Funds

Notice to Shareholders
at January 31, 2012 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2011

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*             /s/ Douglas G. Hess
         Douglas G. Hess, President

Date     4/3/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Douglas G. Hess
 Douglas G. Hess, President

Date     4/3/12

By (Signature and Title)*             /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     4/3/12

* Print the name and title of each signing officer under his or her signature